Equity Incentive Program (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Stock Issued During Period, Shares			395,320
Stock Issued During Period, Value			$ 111,375
Share Issued During Period , Grants in Period			201,997		1,209,172	3,445,900
Share-based Compensation	$ 296,513	$ 238,758	$ 630,100	$ 711,532	$ 2,046,074	$ 1,065,288
Employee Stock Option [Member]
Shares Issued, Price Per Share	$ 0.24		$ 0.24				$ 0.30
Restricted Stock [Member]
Shares Issued, Price Per Share	$ 0.24		$ 0.24				$ 0.30